Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net Income	$ 99,448	$ 146,471	$ 29,919
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Impairments and disposals of assets	5,269	764	2,104
Loss from discontinued operations		23,048	2,780
Depreciation of property, plant and equipment	64,883	58,311	55,589
Amortization of intangible assets	45,753	43,960	44,086
Foreign currency transaction (gain) loss	(946)	(289)	64
Amortization of financing fees	20,557	14,411	15,076
Write-off of financing fees	5,383	9,289	20,824
Stock-based compensation	2,043	2,680	1,788
Allowance for doubtful accounts	(2,587)	297	5,468
Amortization of incremental inventory fair value	2,417		122,104
Inventory reserves	2,042	(2,652)	22,364
Deferred income taxes	1,507	(17,057)	(30,934)
Call premium on term loan	(15,075)
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(4,696)	(22,380)	(9,692)
Inventories	(14,350)	(44,790)	(38,934)
Other assets	(3,292)	(2,147)	8,943
Accounts payable	45,753	16,097	28,101
Accrued expenses and other liabilities	34,606	5,491	3,082
Cash provided by operating activities of continuing operations	288,715	231,504	282,732
Cash provided by operating activities of discontinued operations		2,546	1,905
Net cash provided by operating activities	288,715	234,050	284,637
Cash flows from investing activities:
Purchase of property, plant and equipment	(129,220)	(86,314)	(43,999)
Proceeds from sale of building	7,548
Cash paid for acquisitions, net of cash acquired	(82,473)		(3,987,809)
Net proceeds from sale of discontinued operations		515
Cash used in investing activities of continuing operations	(204,145)	(85,799)	(4,031,808)
Cash used in investing activities of discontinued operations			(235)
Net cash used in investing activities	(204,145)	(85,799)	(4,032,043)
Cash flows from financing activities:
Principal payments under long-term debt agreements and capital leases	(603)	(229,375)	(13,554)
Payments of financing fees	(18,612)		(138,227)
Proceeds from Holdco notes, net of discount	539,000
Proceeds from borrowings under the revolver	80,000
Paydowns of borrowings under the revolver	(80,000)
Proceeds from borrowings			2,400,000
Capital contribution			1,550,400
Exercise of stock options	30	15
Dividends paid	(721,682)
Share repurchase	(160)
Cash (used in) provided by financing activities of continuing operations	(202,027)	(229,360)	3,798,619
Cash used in financing activities of discontinued operations			(381)
Net cash (used in) provided by financing activities	(202,027)	(229,360)	3,798,238
Effect of exchange rate changes on cash and cash equivalents	910	1,839	(2,909)
Net (decrease) increase in cash and cash equivalents	(116,547)	(79,270)	47,923
Change in cash for discontinued operations		1,071	3,734
Cash and cash equivalents at beginning of year	315,136	393,335	341,678
Cash and cash equivalents at end of year	$ 198,589	$ 315,136	$ 393,335